5. ADVANCES FROM SHAREHOLDERS/OFFICERS (Tables)	12 Months Ended
Dec. 31, 2013
Advances From Shareholdersofficers Tables
Advances from shareholders
	2013	2012
Cash advances	$–	$15,000
Fair value of common stock pledged as collateral by shareholder (see below)	170,000	170,000
Total	$170,000	$185,000